Other Related Party Transactions	12 Months Ended
Dec. 31, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions
Note  14.   Other Related Party Transactions

A member of the Board of Directors is a principal of a commercial insurance agency that provides all the insurance coverage for the Company.  The cost of the insurance was approximately $361 thousand in 2012 and $184 thousand in 2011.  An insurance agency owned by another Board Member provides employee benefits (medical insurance, life insurance, and disability insurance).  The cost of these employee benefits totaled $493 thousand in 2012 and $420 thousand in 2011.